UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     February 7, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $112,324 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      133     5400 SH       SOLE                     5400
                                                                86     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     8698   114204 SH       SOLE                   107909              6295
                                                                91     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     6648    55760 SH       SOLE                    52934              2826
                                                                63      525 SH       OTHER                                       525
Apple Computer Inc             COM              037833100      259      802 SH       SOLE                      802
BB&T Corporation               COM              054937107     6689   254436 SH       SOLE                   241071             13365
                                                               145     5511 SH       OTHER                    3240              2271
Berkshire Hathaway-B           COM              084670702      389     4850 SH       SOLE                     4450               400
Blackrock MuniVest Fd          COM              09253r105      167    17685 SH       SOLE                    17685
                                                               178    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      194     3000 SH       SOLE                     3000
                                                                65     1000 SH       OTHER                                      1000
Cenovus Energy Inc             COM              15135u109     5378   161799 SH       SOLE                   153229              8570
                                                                 7      200 SH       OTHER                     200
Check Point Software Ord       COM              M22465104      202     4370 SH       SOLE                     4370
Chevrontexaco Corp             COM              166764100     6724    73687 SH       SOLE                    69635              4052
                                                               499     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     6387    93785 SH       SOLE                    88648              5137
                                                                37      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     5348   300259 SH       SOLE                   284634             15625
                                                                84     4700 SH       OTHER                    2200              2500
Eagle Bancorp Inc              COM              268948106      255    17638 SH       SOLE                    17418               220
                                                                 8      563 SH       OTHER                                       563
Eaton Corp                     COM              278058102      102     1000 SH       SOLE                     1000
                                                               102     1000 SH       OTHER                                      1000
Encana Corp                    COM              292505104     4107   141052 SH       SOLE                   133462              7590
                                                                 9      300 SH       OTHER                     300
Freeport-McMoRan Copper & Gold COM              35671D857      208     1733 SH       SOLE                     1666                67
Hewlett-Packard Co             COM              428236103     6852   162760 SH       SOLE                   154249              8511
                                                                53     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     5521   272371 SH       SOLE                   258237             14134
                                                                86     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     4009   111250 SH       SOLE                   105181              6069
                                                                32      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     3368   120657 SH       SOLE                   114696              5961
                                                                21      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      624    43741 SH       SOLE                    42041              1700
                                                                27     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     4669   199030 SH       SOLE                   188740             10290
                                                                 7      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     6253    92975 SH       SOLE                    87625              5350
                                                                34      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     5393    88823 SH       SOLE                    84084              4739
                                                                72     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      301     5150 SH       SOLE                     5150
                                                               205     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     7360   140136 SH       SOLE                   132494              7642
                                                               140     2669 SH       OTHER                    1169              1500
Ryland Group Inc               COM              783764103     1353    79449 SH       SOLE                    75064              4385
SPDR Tr Unit                   COM              78462f103      207     1648 SH       SOLE                     1648
                                                                16      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3276   131096 SH       SOLE                   124365              6731
                                                                36     1440 SH       OTHER                    1190               250
Stonegate Bk Ft Lauderdale     COM              861811107      219    15500 SH       SOLE                    15500
                                                                56     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     3011    50410 SH       SOLE                    50410
Washington Real Estate         COM              939653101     5745   185379 SH       SOLE                   175117             10262
                                                               118     3805 SH       OTHER                    2255              1550